Liability under insurance contracts and reinsurance contracts - Summary of current estimates of future cash flows (Details) ₩ in Millions	Dec. 31, 2024 $ / shares	Dec. 31, 2024 KRW (₩)	Dec. 31, 2023 $ / shares	Dec. 31, 2023 KRW (₩)
Life insurance
Life insurance:
Expense Ratio	$ 0		$ 0
The confidence level for nonfinancial risks		75.00%		75.00%
Non life insurance [Member]
Life insurance:
The confidence level for nonfinancial risks		75.00%		75.00%
Fixed Cost [Member] | Non life insurance [Member]
Non-life insurance:
Expense Ratio | ₩		₩ 2,895
Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Expense Ratio | ₩		53,192
Long-term contracts [member] | Contract conclusion cost
Life insurance:
Expense Ratio	198.79
Long-term contracts [member] | Variable Cost [Member] | Non life insurance [Member]
Life insurance:
Expense Ratio	3.78
Long-term contracts [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Expense Ratio	13.3
Long-term contracts [member] | Fixed Cost [Member] | Non life insurance [Member]
Non-life insurance:
Expense Ratio | ₩		1,576
Long-term contracts [member] | Fixed Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Non-life insurance:
Expense Ratio | ₩		₩ 15,131
Bottom of range [member]
Life insurance:
Discount rate		3.45%		4.00%
Bottom of range [member] | Life insurance
Life insurance:
Surrender ratio		0.00%		0.00%
Loss ratio		8.00%		17.00%
Discount rate		2.31%		3.75%
Bottom of range [member] | Non life insurance [Member]
Life insurance:
Surrender ratio		0.00%		0.54%
Loss ratio		12.98%		24.47%
Discount rate		2.31%		4.55%
Bottom of range [member] | Contract conclusion cost
Life insurance:
Expense Ratio	12.45
Bottom of range [member] | Variable Cost [Member] | Non life insurance [Member]
Life insurance:
Expense Ratio	6.91
Bottom of range [member] | Variable Cost [Member] | Contract conclusion cost
Life insurance:
Expense Ratio			11.73
Bottom of range [member] | Variable Cost [Member] | Contract maintenance cost
Life insurance:
Expense Ratio			31.73
Bottom of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Expense Ratio	24.1
Bottom of range [member] | Variable Cost [Member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Expense Ratio			11.65
Bottom of range [member] | Fixed Cost [Member] | Contract conclusion cost
Non-life insurance:
Expense Ratio | ₩				₩ 44,653
Bottom of range [member] | Fixed Cost [Member] | Contract maintenance cost
Non-life insurance:
Expense Ratio | ₩				₩ 2,220
Bottom of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Surrender ratio		1.60%		1.60%
Loss ratio		36.81%		40.99%
Top of range [member]
Life insurance:
Discount rate		4.66%		5.20%
Top of range [member] | Life insurance
Life insurance:
Surrender ratio		69.75%		73.78%
Loss ratio		316.00%		756.00%
Discount rate		4.55%		4.80%
Top of range [member] | Non life insurance [Member]
Life insurance:
Surrender ratio		52.76%		38.56%
Loss ratio		81.54%		112.27%
Discount rate		4.55%		4.80%
Top of range [member] | Contract conclusion cost
Life insurance:
Expense Ratio	16.14
Top of range [member] | Variable Cost [Member] | Non life insurance [Member]
Life insurance:
Expense Ratio	6.95
Top of range [member] | Variable Cost [Member] | Contract conclusion cost
Life insurance:
Expense Ratio			2,170.24
Top of range [member] | Variable Cost [Member] | Contract maintenance cost
Life insurance:
Expense Ratio			36.37
Top of range [member] | Variable Cost [Member] | Contract maintenance cost | Non life insurance [Member]
Life insurance:
Expense Ratio	$ 24.74
Top of range [member] | Variable Cost [Member] | Damage investigation cost | Non life insurance [Member]
Life insurance:
Expense Ratio			$ 14.3
Top of range [member] | Fixed Cost [Member] | Contract conclusion cost
Non-life insurance:
Expense Ratio | ₩				₩ 68,795
Top of range [member] | Fixed Cost [Member] | Contract maintenance cost
Non-life insurance:
Expense Ratio | ₩				₩ 2,538
Top of range [member] | Long-term contracts [member] | Non life insurance [Member]
Life insurance:
Surrender ratio		25.47%		25.25%
Loss ratio		422.10%		187.70%